Stockholder's Equity (Details Narrative) - $ / shares	Apr. 30, 2021	Apr. 07, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value				$ 0.001	$ 0.001
Common stock, shares authorized				50,000,000	50,000,000
Preferred stock, shares			0	0
Preferred stock, par value			$ 0.001	$ 0.001
Subsequent Event [Member]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares	10,000,000	10,000,000
Preferred stock, par value	$ 0.001	$ 0.001